Selected Quarterly Financial Data (Unaudited) - Summary of Selected Quarterly Financial Data (Parenthetical) (Detail) - USD ($)	3 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Statement of Financial Position [Abstract]
Reclassification of revenue generation cost from research and development to cost of revenue	$ 27,856	$ 290,709